UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, November 15, 2000

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        27

Form 13F Information Table Value Total:  $227,257

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

American Management Systems, Inc.    COM   027352103   8620     501525   SH         SOLE        48800       452725
Ametek, Inc.                         COM   031100100  11160     526725   SH         SOLE        54000       472725
Cathay Bancorp                       COM   149150104  10183     208877   SH         SOLE        21600       187277
Championship Auto                    COM   158711101   3225     132325   SH         SOLE        14200       118125
Chateau Communities                  COM   161739107  14812     552447   SH         SOLE        57000       495447
Columbia Energy                      COM   197648108   7276     102475   SH         SOLE        14200        88275
Cooper Industries                    COM   216669101  11147     316225   SH         SOLE        31300       284925
Dentsply Intl. Inc.                  COM   249030107  21109     604200   SH         SOLE        62000       542200
Dover Downs Entertainment, Inc.      COM   260086103   2642     196600   SH         SOLE         9000       187600
Equity Office Properties Trust       COM   294741103  13622     438550   SH         SOLE        39900       398650
Federal Home Loan Mtg. Corp.         COM   313400301  15009     277624   SH         SOLE        27300       250324
Florida Progress                     COM   341109106   8591     162287   SH         SOLE        18400       143887
GBC Bancorp                          COM   361475106   6204     182150   SH         SOLE        12100       170050
GPU, Inc.                            COM   36225X100   7381     227550   SH         SOLE        17000       210550
International Speedway Corp.'A       COM   460335201  10268     263280   SH         SOLE        29428       233852
Littelfuse, Inc.                     COM   537008104  11278     379900   SH         SOLE        35400       344500
MCN Energy Group                     COM   55267J100   3365     131300   SH         SOLE         4300       127000
Mercury General Corp.                COM   589400100  13574     479425   SH         SOLE        48800       430625
Mestek, Inc.                         COM   590829107   4870     297375   SH         SOLE        36300       261075
National Golf Properties, Inc.       COM   63623G109  18637     903625   SH         SOLE        89500       814125
Northeast Utilities                  COM   664397106   2791     128700   SH         SOLE         7800       120900
Post Properties, Inc.                COM   737464107   7333     168337   SH         SOLE        18300       150037
Providence Energy                    COM   743743106    999      23500   SH         SOLE         3500        20000
Simione Central                      COM   828654301    161      50631   SH         SOLE         6186        44445
Speedway Motorsports                 COM   847788106   2983     143350   SH         SOLE        13100       130250
Sun Communities                      COM   866674104   6798     214960   SH         SOLE        21700       193260
Washington Post                      COM   939640108   3217       6095   SH         SOLE          500         5595